Condensed Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 382	$ 871
Prepaid expenses	676	768
Other currents assets	199	199
Total current assets	1,257	1,838
Property, plant and equipment, net
Intangible asset, net	785	794
Investment in joint ventures	19	19
Other long-term assets	2	5
Total assets	2,063	2,656
Current liabilities:
Accrued expenses and accounts payable	736	834
Accrued interest payable	440	220
Accrued royalty expenses	875	750
Total current liabilities	2,051	1,804
Senior secured debenture principal	8,000	8,000
Less unamortized discount and debt issuance costs	(2,041)	(2,165)
Total senior secured debenture	5,959	5,835
Derivative liabilities	53	87
Total long-term liabilities	6,012	5,922
Total liabilities	8,063	7,726
Commitment and contingencies (Note 11)
Stockholders' equity:
Preferred stock, $0.01 par value- 20,000 shares authorized - no shares issued and outstanding
Common stock, $0.01 par value: 200,000 shares authorized: 1,395 and 1,395 shares issued and outstanding, respectively	14	14
Additional paid-in capital	265,534	265,533
Accumulated deficit	(271,715)	(270,784)
Accumulated other comprehensive income	244	244
Total stockholders' equity to SES stockholders	(5,923)	(4,993)
Noncontrolling interests in subsidiaries	(77)	(77)
Total stockholders' equity	(6,000)	(5,070)
Total liabilities and equity	$ 2,063	$ 2,656